Leases - Schedule of Minimum Lease Payments and Sublease Income (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Lease Payments
2018	$ 154,909
2019	142,947
2020	133,033
2021	126,324
2022	121,225
Thereafter	541,444
Total	1,219,882
Sublease Income
2018	40
2019	0
2020	0
2021	0
2022	0
Thereafter	0
Total	$ 40